Interests in Joint Ventures (Details) - Schedule of summarised financial information - Joint ventures [member] - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interests in Joint Ventures (Details) - Schedule of summarised financial information [Line Items]
Current assets	$ 155,061	$ 1,803
Total assets	155,061	1,803
Current liabilities	1,236,808	500,815
Non-current liabilities	1,080,345	2,000,000
Total liabilities	2,317,153	2,500,815
Net liabilities	(2,162,092)	(2,499,012)
Revenue	226,341	269,203
Expenses	(171,167)	(537,009)
Profit/(loss) before income tax	55,174	(267,806)
Total comprehensive income	55,174	(267,806)
Opening carrying amount		680
Share of loss after income tax		(680)
Closing carrying amount